As filed with the Securities and Exchange Commission on March 20, 2017

Securities Act File No. 333-141582

Investment Company Act File No. 811-22041

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒

GABELLI 787 FUND, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Michael R. Rosella, Esq.
Gabelli 787 Fund, Inc.	Paul Hastings LLP
One Corporate Center	200 Park Avenue
Rye, New York 10580-1422	New York, New York 10166

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on , pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on , pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI 787 FUND, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 20 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 20th day of March 2017.

GABELLI 787 FUND, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert	President and Principal Executive Officer	March 20, 2017
Bruce N. Alpert

/s/ John C. Ball	Treasurer	March 20, 2017
John C. Ball

Anthony J. Colavita *	Director	March 20, 2017
Anthony J. Colavita

James P. Conn *	Director	March 20, 2017
James P. Conn

Vincent D. Enright *	Director	March 20, 2017
Vincent D. Enright

Arthur V. Ferrara *	Director	March 20, 2017
Arthur V. Ferrara

Kuni Nakamura *	Director	March 20, 2017
Kuni Nakamura

Regina Pitaro *	Director	March 20, 2017
Regina Pitaro

Salvatore M. Salibello *	Director	March 20, 2017
Salvatore M. Salibello

Salvatore J. Zizza *	Director	March 20, 2017
Salvatore J. Zizza

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase